Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	54-1229715
EBP, Plan Number	001
Current Value	$ 2,227,498,061
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Participant Loan, Interest Rate	1.00%
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 39,745,397
Total assets (held at end of year)	2,267,243,458
Common Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,568,230,753
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Participant Loan Maturity Year	2030
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Participant Loan Maturity Year	2026
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: Bank of New York Mellon, BNY EB Temporary Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Bank Of New York Mellon [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 205,506
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Capital Group, EuroPacific Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Capital Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 135,460,877
Investment, Identifier [Axis]: Charles Schwab, Schwab Personal Choice Retirement Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Charles Schwab [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Defined Benefit Plan Retirement Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 67,226,753
Investment, Identifier [Axis]: Dominion Energy, Inc., Dominion Energy Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dominion Energy Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 592,040,555
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Investments, FIAM Small Cap Core Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 12,111,765
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2025 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 144,563,172
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2030 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 204,981,646
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2035 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 203,391,328
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2040 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 165,585,791
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2045 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 180,225,100
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2050 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 180,500,793
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2055 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 112,045,209
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2060 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 51,988,900
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2065 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 32,036,418
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement 2070 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 6,343,718
Investment, Identifier [Axis]: The Vanguard Group, Inc., Target Retirement Income & Growth Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 138,790,530